Guarantee Deposits - Summary of Guarantee Deposits (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Guarantee deposits [abstract]
Capacity guarantee	$ 1,499.4		$ 9,289.6
Receivables guarantee			653.7
Others	230.5		245.7
Guarantee deposits	1,729.9		10,189.0
Current portion (classified under accrued expenses and other current liabilities)	1,553.0		6,835.7
Noncurrent portion	176.9	$ 5.9	3,353.3
Guarantee deposits	$ 1,729.9		$ 10,189.0